15. DERIVATIVE WARRANT LIABILITY (Details)	9 Months Ended
Sep. 30, 2014
Derivative Warrant Liability Details
Risk-free interest rate	0.02%
Expected dividend yield	0.00%
Expected term (in years)	3 years
Expected volatility	33.00%